Leases - Additional Information (Details) $ in Thousands				12 Months Ended
	Aug. 09, 2022	Aug. 05, 2022	Jun. 21, 2021 USD ($) subsidiary	Dec. 31, 2023 USD ($)	Dec. 31, 2023 facility	Dec. 31, 2023 item	Dec. 31, 2022 USD ($) item
Number Of Finance Lease Facility					3	1
Number of vessel in operation | item						2	2
Incremental borrowing rate				4.50%
Advance payment				$ 6,833			$ 2,160
Debt Instrument, Description of Variable Rate Basis	SOFR plus 3.9%	SOFR plus 2.5%
Lease, Practical Expedients, Package [true false]				true
CMBFL Shandong
Number of subsidiaries | subsidiary			2
Gross proceeds			$ 49,000
Transaction fees			$ 1,000